May 4, 2010

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Exchange Portfolio of BlackRock Funds
Post-Effective Amendment No. 131 to the Registration Statement on
Form N-1A (Securities Act File No. 33-26305, Investment Company
Act File No. 811-05742)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock Exchange Portfolio of BlackRock FUnds(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 131 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 131 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 29, 2010.

Sincerely,

BlackRock Exchange Portfolio of BlackRock Funds

/s/ Denis R. Molleur

Denis R. Molleur
Assistant Secretary of Fund